Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Registrant Name	dei_EntityRegistrantName	AB FIXED INCOME SHARES INC
Central Index Key	dei_EntityCentralIndexKey	0000862021
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 10, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 13, 2019
Prospectus Date	rr_ProspectusDate	May 13, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A